Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Plan Asset Allocation

The asset allocations by asset category for the principal pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society[1]						TDPP[1]
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2019			Quoted	Unquoted			Quoted	Unquoted
Debt	40-70%	55%	$–	$3,374	25-50%	34%	$–	$634
Equity	24-42	32	1,002	976	30-70	54	504	503
Alternative investments[2]	6-35	13	–	760	5-35	12	–	229

Other[3]	n/a	n/a	–	(276)	n/a	n/a	–	111
Total		100%	$1,002	$4,834		100%	$504	$1,477

As at October 31, 2018
Debt	40-70%	55%	$–	$2,885	25-50%	34%	$–	$497
Equity	24-42	34	897	869	30-65	58	396	470
Alternative investments[2]	6-35	11	–	551	3-25	8	–	122

Other[3]	n/a	n/a	–	(107)	n/a	n/a	–	63
Total		100%	$897	$4,198		100%	$396	$1,152

As at October 31, 2017
Debt	40-70%	57%	$–	$2,903	25-56%	36%	$–	$484
Equity	24-42	35	1,248	511	30-65	59	324	478
Alternative investments[2]	0-35	8	42	376	0-20	5	–	68

Other[3]	n/a	n/a	–	46	n/a	n/a	–	56
Total		100%	$1,290	$3,836		100%	$324	$1,086
[1]	The principal pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
[2]	The principal pension plans' alternative investments primarily include private equity, infrastructure, and real estate funds.
[3]	Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, PEA assets, and interest and dividends receivable.

Summary of Employee Benefit Plans' Obligations, Assets and Funded Status

The following table presents the financial position of the Bank's principal pension plans, the principal non-pension post-retirement benefit plan, and the Bank's significant other pension and retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Benefit Plans'Obligations, Assets and Funded Status
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal non-pension post-retirement benefit plan[1]			Other pension and retirement plans[2]
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$6,539	$7,082	$6,805	$535	$558	$568	$2,569	$2,750	$2,863
Obligations included due to The Retirement Benefit Plan merger[3]	–	6	–	–	–	–	–	–	–
Service cost – benefits earned	326	407	439	14	15	16	9	10	11
Interest cost on projected benefit obligation	240	217	196	20	18	17	106	96	95
Remeasurement (gain) loss – financial	1,565	(969)	(148)	92	(42)	–	430	(190)	(27)
Remeasurement (gain) loss – demographic	–	–	25	(26)	–	(42)	2	(8)	13
Remeasurement (gain) loss – experience	83	22	(15)	–	2	15	6	14	1
Members' contributions	107	104	80	–	–	–	–	–	–
Benefits paid	(303)	(330)	(291)	(15)	(16)	(16)	(143)	(137)	(138)
Change in foreign currency exchange rate	–	–	–	–	–	–	(1)	31	(68)

Past service cost (credit)	1	–	(9)	–	–	–	(30)	3	–

Projected benefit obligation as at October 31	8,558	6,539	7,082	620	535	558	2,948	2,569	2,750
Change in plan assets
Plan assets at fair value at beginning of year	6,643	6,536	5,823	–	–	–	1,733	1,855	1,895
Assets included due to The Retirement Benefit Plan merger[3]	–	10	–	–	–	–	–	–	–
Interest income on plan assets	253	209	174	–	–	–	73	66	64
Remeasurement gain (loss) – return on plan assets less interest income	773	(231)	195	–	–	–	205	(109)	59
Members' contributions	107	104	80	–	–	–	–	–	–
Employer's contributions	352	355	565	15	16	16	96	37	37
Benefits paid	(303)	(330)	(291)	(15)	(16)	(16)	(143)	(137)	(138)
Change in foreign currency exchange rate	–	–	–	–	–	–	(1)	27	(58)

Defined benefit administrative expenses	(8)	(10)	(10)	–	–	–	(4)	(6)	(4)

Plan assets at fair value as at October 31	7,817	6,643	6,536	–	–	–	1,959	1,733	1,855
Excess (deficit) of plan assets at fair value over projected benefit obligation	(741)	104	(546)	(620)	(535)	(558)	(989)	(836)	(895)

Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(13)	(13)	–

Net defined benefit asset (liability)	(741)	104	(546)	(620)	(535)	(558)	(1,002)	(849)	(895)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	326	407	439	14	15	16	9	10	11
Net interest cost (income) on net defined benefit liability (asset)	(13)	8	22	20	18	17	33	30	31
Past service cost (credit)[4]	1	–	(9)	–	–	–	(30)	3	–
Defined benefit administrative expenses	10	10	10	–	–	–	6	4	4
Total expense	$324	$425	$462	$34	$33	$33	$18	$47	$46
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage)
Weighted-average discount rate for projected benefit obligation	3.08%	4.10%	3.60%	3.07%	4.10%	3.60%	3.12%	4.37%	3.74%

Weighted-average rate of compensation increase	2.57	2.54	2.54	3.00	3.00	3.00	1.00	1.03	1.14

[1]

The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal non-pension post-retirement benefit plan is 4.18%. The rate is assumed to decrease gradually to 2.42% by the year 2040 and remain at that level thereafter.

[2]

Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

[3]

During 2018, The Retirement Benefit Plan of The Toronto-Dominion Bank (the "RBP") was deemed to be merged with the Society and previously undisclosed obligations and assets of the RBP are now included in fiscal 2018.

[4]	Includes a gain of $33 million related to the TD Auto Finance post-retirement benefit plan that was amended during fiscal 2019.

Summary of Assumed Life Expectancy at Age 65

Assumptions related to future mortality which have been used to determine the defined benefit obligation and net benefit cost are as follows:

Assumed Life Expectancy at Age 65
(number of years)	Principal pension plans			Principal non-pension post-retirement benefit plan			Other pension and retirement plans
	As at October 31
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Male aged 65 at measurement date	23.4	23.3	23.2	23.4	23.3	23.2	22.1	22.1	21.8
Female aged 65 at measurement date	24.1	24.1	24.0	24.1	24.1	24.0	23.7	23.7	23.4
Male aged 40 at measurement date	24.5	24.5	24.5	24.5	24.5	24.5	22.9	23.0	22.9
Female aged 40 at measurement date	25.3	25.2	25.2	25.3	25.2	25.2	24.8	24.8	25.1

Summary of Sensitivity of Significant Actuarial Assumptions
Sensitivity of Significant Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2019
	Obligation Increase (Decrease)
	Principal pension plans	Principal non-pension post- retirement benefit plan	Other pension and retirement plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,520	$116	$409
1% increase in assumption	(1,163)	(90)	(333)
Rates of compensation increase
1% decrease in assumption	(313)	– [1]	–	[1]
1% increase in assumption	305	– [1]	–	[1]
Life expectancy
1 year decrease in assumption	(179)	(21)	(94)
1 year increase in assumption	177	21	93
Health care cost initial trend rate
1% decrease in assumption	n/a	(89)	n/a
1% increase in assumption	n/a	113	n/a

[1]	An absolute change in this assumption is immaterial.

Summary of Amounts Recognized in the Consolidated Balance Sheet

The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2019	October 31 2018	October 31 2017
Other assets
Principal pension plans	$–	$104	$–
Other pension and retirement plans	6	3	7

Other employee benefit plans[1]	7	6	6

Total other assets	13	113	13
Other liabilities
Principal pension plans	741	–	546
Principal non-pension post-retirement benefit plan	620	535	558
Other pension and retirement plans	1,008	852	902

Other employee benefit plans[1]	412	360	457

Total other liabilities	2,781	1,747	2,463
Net amount recognized	$(2,768)	$(1,634)	$(2,450)

[1]	Consists of other defined benefit pension and other post-employment benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Amounts Recognized in the Consolidated Statement of Other Comprehensive Income

The Bank recognized the following amounts in the Consolidated Statement of Other Comprehensive Income.

Amounts Recognized in the Consolidated Statement of Other Comprehensive Income[1]
(millions of Canadian dollars)	For the years ended
	October 31 2019	October 31 2018	October 31 2017
Actuarial gains (losses) recognized in Other Comprehensive Income
Principal pension plans	$(873)	$720	$333
Principal non-pension post-retirement benefit plan	(66)	40	27
Other pension and retirement plans	(231)	60	72
Other employee benefit plans[2]	(75)	45	22
Total actuarial gains (losses) recognized in Other Comprehensive Income	$(1,245)	$865	$454

[1]	Amounts are presented on pre-tax basis.
[2]	Consists of other defined benefit pension and other post-employment benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.